CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2017
CONVERTIBLE DEBT
Schedule of the carrying value of Notes

	2016	2017	2017
	RUB	RUB	$
1.125% Convertible Senior Notes due December 2018	20,211	18,507	321.3
Unamortized debt discount	(1,396)	(644)	(11.2)
Unamortized debt issuance cost	(65)	(29)	(0.5)
Total convertible debt	18,750	17,834	309.6